Share Capital	3 Months Ended
Mar. 31, 2022
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital

9. SHARE CAPITAL

At March 31, 2022, total authorized shares of the Company were unlimited. Shares have no par value.

	SHARES	USD
Issued and fully paid ordinary shares
As at January 1, 2022	33,806,422	—
Shares issued and sold	1,562,916	—
As at March 31, 2022	35,369,338	—
As at January 1, 2021	28,556,422	64
Shares issued and sold	—	—
As at March 31, 2021	28,556,422	64

During the quarter ended March 31, 2022 the Group issued 720,558 shares as a partial payment for acquisitions made (refer to Note 4).